UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2008

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 81.55%

Federal Home Loan Bank	2.10%	10/17/2008	$15,000	$14,986,000
Federal Home Loan Bank	2.13%	12/5/2008	20,000	19,923,083
Federal Home Loan Bank	2.20%	11/12/2008	10,000	9,974,333
Federal Home Loan Bank	2.34%	10/9/2008	20,000	19,989,600
Federal Home Loan Bank	2.41%	11/10/2008	15,000	14,959,833
Federal Home Loan Bank	2.42%	11/5/2008	15,000	14,964,708
Federal Home Loan Bank	2.43%	11/3/2008	15,000	14,966,587
Federal Home Loan Bank	2.54%	10/22/2008	15,000	14,977,775
Federal Home Loan Bank	2.54%	11/25/2008	15,000	14,941,792
Federal Home Loan Bank	2.54%	12/9/2008	15,000	14,926,975
Federal Home Loan Bank	2.57%	11/24/2008	10,000	9,961,450
Federal Home Loan Bank	2.63%	10/22/2008	35,000	34,946,304
Federal Home Loan Bank	2.80%	12/17/2008	15,000	14,910,167
Federal Home Loan Mortgage Corp.	2.12%	10/23/2008	8,000	7,989,636
Federal Home Loan Mortgage Corp.	2.20%	12/1/2008	25,000	24,906,806
Federal Home Loan Mortgage Corp.	2.35%	10/27/2008	25,000	24,957,569
Federal Home Loan Mortgage Corp.	2.35%	11/19/2008	15,000	14,952,021
Federal Home Loan Mortgage Corp.	2.405%	11/10/2008	20,000	19,946,556
Federal Home Loan Mortgage Corp.	2.44%	11/4/2008	15,000	14,965,433
Federal Home Loan Mortgage Corp.	2.465%	11/17/2008	10,000	9,967,818
Federal Home Loan Mortgage Corp.	2.56%	12/1/2008	25,000	24,891,556
Federal National Mortgage Assoc.	2.33%	10/14/2008	10,000	9,991,586
Federal National Mortgage Assoc.	2.35%	12/10/2008	20,000	19,908,611
Federal National Mortgage Assoc.	2.36%	10/20/2008	15,000	14,981,317
Federal National Mortgage Assoc.	2.45%	10/30/2008	10,000	9,980,264
Federal National Mortgage Assoc.	2.475%	10/15/2008	15,000	14,985,562

Total Government Sponsored Enterprises Securities				426,853,342

Repurchase Agreements 17.98%
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with J.P. Morgan Chase & Co. collateralized by $52,605,000 of Federal Home Loan Bank at 2.817% due 9/10/2009; value: $52,691,443; proceeds: $51,501,431			51,500	51,500,000

Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $43,485,000 of Federal Home Loan Bank at 2.98% due 1/19/2010; value: $43,439,776; proceeds: $42,585,494			42,584	42,584,311

Total Repurchase Agreements				94,084,311

Total Investments in Securities 99.53%				520,937,653	*

Other Assets in Excess of Liabilities 0.47%				2,464,586

Net Assets 100.00%				$523,402,239

*  Cost for Federal income tax purposes is $520,937,653. Average maturity of investments is 34 days.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d) Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 2 - Other Significant Observable Inputs	$520,937,653	—
Total	$520,937,653	$—

1

Notes to Schedule of Investments (unaudited)(concluded)

3.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

2

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT &

GOVERNMENT SPONSORED ENTERPRISES

MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008